Condensed Consolidated Statements of Changes In Stockholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Share Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022	$ 7,711	$ 5,185		$ (393,459)	$ 30,970	$ (349,593)
Balance, shares at Mar. 31, 2022	7,711,111
Foreign currency translation adjustments					857	857
Net income (loss) for the period				174,268		174,268
Balance at Mar. 31, 2023	$ 7,711	5,185		(219,191)	31,827	(174,468)
Balance, shares at Mar. 31, 2023	7,711,111
Foreign currency translation adjustments					(546)	(546)
Net income (loss) for the period				(93,197)		(93,197)
Balance at Mar. 31, 2024	$ 7,711	5,185		(312,388)	31,281	(268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Net income (loss) for the period				(43,190)		(43,190)
Balance at Jun. 30, 2024	$ 7,711	5,185		(355,578)	31,281	(311,401)
Balance, shares at Jun. 30, 2024	7,711,111
Balance at Mar. 31, 2024	$ 7,711	5,185		(312,388)	31,281	(268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Foreign currency translation adjustments						(1,985)
Net income (loss) for the period						(282,028)
Balance at Dec. 31, 2024	$ 9,611	387,519		(594,416)	29,296	(167,990)
Balance, shares at Dec. 31, 2024	9,611,111
Balance at Mar. 31, 2024	$ 7,711	5,185		(312,388)	31,281	(268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Foreign currency translation adjustments					18,435	18,435
Net income (loss) for the period				(714,680)		(714,680)
Shares issued for professional services	$ 1,300	84,500				85,800
Shares issued for professional services, shares	1,300,000
Bridge loan conversion	$ 600	519,947				520,547
Bridge loan conversion, shares	600,000
Bridge loan conversion - interest forgiven		32,153				32,153
Balance at Mar. 31, 2025	$ 9,611	641,785		(1,027,068)	49,716	(325,956)
Balance, shares at Mar. 31, 2025	9,611,111
Balance at Jun. 30, 2024	$ 7,711	5,185		(355,578)	31,281	(311,401)
Balance, shares at Jun. 30, 2024	7,711,111
Foreign currency translation adjustments					(2,159)	(2,159)
Net income (loss) for the period				(149,672)		(149,672)
Shares issued for professional services	$ 1,300	84,500				85,800
Shares issued for professional services, shares	1,300,000
Bridge loan conversion	$ 600	599,400				600,000
Bridge loan conversion, shares	600,000
Bridge loan conversion - interest forgiven		32,153				32,153
Shareholder distribution		(408,507)				(408,507)
Balance at Sep. 30, 2024	$ 9,611	312,731		(505,250)	29,122	(153,786)
Balance, shares at Sep. 30, 2024	9,611,111
Foreign currency translation adjustments					174	174
Net income (loss) for the period				(89,166)		(89,166)
Bridge loan conversion		74,788				74,788
Balance at Dec. 31, 2024	$ 9,611	387,519		(594,416)	29,296	(167,990)
Balance, shares at Dec. 31, 2024	9,611,111
Balance at Mar. 31, 2025	$ 9,611	641,785		(1,027,068)	49,716	(325,956)
Balance, shares at Mar. 31, 2025	9,611,111
Foreign currency translation adjustments
Net income (loss) for the period				(728,393)		(728,393)
Shareholder Investment		37,000				37,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs	$ 4,313	15,303,687				15,308,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs, shares	4,312,500
Deferred IPO costs reclassified to APIC		(266,028)				(266,028)
Balance at Jun. 30, 2025	$ 13,924	15,716,444		(1,755,461)	49,716	14,024,623
Balance, shares at Jun. 30, 2025	13,923,611
Balance at Mar. 31, 2025	$ 9,611	641,785		(1,027,068)	49,716	(325,956)
Balance, shares at Mar. 31, 2025	9,611,111
Foreign currency translation adjustments						136,614
Net income (loss) for the period						(5,900,892)
Balance at Dec. 31, 2025	$ 14,124	16,163,094	688,500	(6,959,460)	186,330	10,092,588
Balance, shares at Dec. 31, 2025	14,123,611
Balance at Jun. 30, 2025	$ 13,924	15,716,444		(1,755,461)	49,716	14,024,623
Balance, shares at Jun. 30, 2025	13,923,611
Foreign currency translation adjustments					96,515	96,515
Net income (loss) for the period				(2,704,059)		(2,704,059)
Share-based compensation			275,786			275,786
Shares to be issued for professional services			800,000			800,000
Balance at Sep. 30, 2025	$ 13,924	15,716,444	1,075,786	(4,459,520)	146,231	12,492,865
Balance, shares at Sep. 30, 2025	13,923,611
Foreign currency translation adjustments					40,099	40,099
Net income (loss) for the period				(2,468,440)		(2,468,440)
Share-based compensation			192,214			192,214
Shares to be issued for professional services			220,500			220,500
Dividends on Series A preferred stock				(31,500)		(31,500)
Adjustment to redemption value		(353,150)				(353,150)
Shares issued for Share-based compensation	$ 200	799,800	(800,000)
Shares issued for Share-based compensation, shares	200,000
Balance at Dec. 31, 2025	$ 14,124	$ 16,163,094	$ 688,500	$ (6,959,460)	$ 186,330	$ 10,092,588
Balance, shares at Dec. 31, 2025	14,123,611